10. CONCENTRATION OF CREDIT RISK	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Risks and Uncertainties [Abstract]
10. CONCENTRATION OF CREDIT RISK

The Company maintains cash balances at one financial institution. Accounts at this institution are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. As of September 30, 2018 and March 31, 2018, the Company’s cash balance did not exceed FDIC coverage.

The Company maintains cash balances at one financial institution. Accounts at this institution are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. As of March 31, 2018, and 2017, the Company’s cash balance did not exceed FDIC coverage.